Offerings - Offering: 1	Dec. 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock $0.01 par value
Amount Registered | shares	2,417,142
Proposed Maximum Offering Price per Unit	30.52
Maximum Aggregate Offering Price	$ 73,771,173.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,187.80
Offering Note	(1) Consists of 2,417,142 shares of Common Stock held by the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant's common stock as reported on the Nasdaq Capital Market on December 17, 2025, which date is a date within five business days prior to the filing of this prospectus supplement.